Financial Instruments and Financial Risk Management (Tables)	3 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	December 31, 2024	September 30, 2024
Derivative assets			31,103	40,713
Senior Note - embedded derivative	3	FVtPL	29,352	32,609
Currency derivative	2	FVtPL	1,750	8,104
Derivative liabilities	2	FVtPL	18,570	625

Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings and Tax Receivable Liability Carried at Amortized Cost

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(EUR in thousands)	Level	Nominal value	Carrying value	Fair value
December 31, 2024
*EUR Term Loan	2	375,000	375,495	386,340
*USD Term Loan	2	171,095	172,071	177,058
Vendor Loan	2	208,305	214,415	220,025
Senior Notes	2	428,500	440,678	445,456

September 30, 2024
*EUR Term Loan	2	375,000	375,905	396,560
*USD Term Loan	2	160,772	159,870	169,363
Vendor Loan	2	208,305	212,121	216,322
Senior Notes	2	428,500	446,739	449,533

*The New EUR Term Loan and New USD Term Loan, as defined in the Form 20-F for the year ended September 30, 2024, are referred to as the EUR Term Loan and USD Term Loan, respectively, throughout these condensed consolidated interim financial statements.

The following table presents the fair value and fair value hierarchy of the Company's Tax Receivable Liability carried at amortized cost:

	Level	Carrying value	Fair value
December 31, 2024
Tax receivable agreement liability	3	377,331	383,207

September 30, 2024
Tax receivable agreement liability	3	359,890	382,619